Debt - Additional Information (Detail) (USD $)	9 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 26, 2013	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013	Mar. 31, 2014	Jan. 15, 2014
Debt Instrument [Line Items]
Debt discount	9,000,000		$ 10,800,000	$ 9,000,000	$ 10,800,000
Revolving credit facility						500,000,000
Borrowing base	100,000,000			100,000,000
Outstanding letters of credit	25,000,000			25,000,000
Outstanding borrowings	0			0
Available capacity on the Revolving Credit Facility	75,000,000			75,000,000
Minimum [Member]
Debt Instrument [Line Items]
Commitment fees on unused portion of revolving credit facility	0.375%
Maximum [Member]
Debt Instrument [Line Items]
Commitment fees on unused portion of revolving credit facility	0.50%
12% Senior Unsecured PIK Notes Due 2018 [Member]
Debt Instrument [Line Items]
Aggregate principal amount		300,000,000	100,000,000		100,000,000
Debt instrument interest rate		12.00%
Notes issued percentage of par		96.00%
Proceeds from debt instrument		280,700,000	100,000,000
Debt discount		12,000,000	0		0
Offering expenses		7,300,000	200,000
Amortization of deferred financing costs and debt discount	3,000,000			1,000,000	1,200,000
Senior unsecured notes redemption price description	The Company has the right to redeem all or a portion of the Senior Unsecured Notes prior to the 2-year anniversary of the final funding date, which the Company refers to as the Non-Call Period, by paying a redemption price equal to 100.0% times a “make whole premium” equal to the greater of 106.0% or an amount computed under the Indenture governing the Senior Unsecured Notes (the “Indenture”) plus accrued and unpaid interest.				We have the right to redeem all or a portion of the Senior Unsecured Notes prior to the 2-year anniversary of the final funding date, which we refer to as the Non-Call Period, by paying a redemption price equal to 100.0% times a “make whole premium” equal to the greater of 106.0% or an amount computed under the indenture governing the Senior Unsecured Notes plus accrued and unpaid interest. After the Non-Call Period, we may redeem all or a part of the Senior Unsecured Notes at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest:
Accrued interest	10,600,000			10,600,000			25,300,000
Capitalized interest expense	6,300,000			3,700,000	1,500,000
Interest payments terms	Interest is payable on July 15 and January 15 each year, beginning in January 2014				Interest is payable on July 15 and January 15 each year, beginning in January 2014.
Principal amount outstanding	422,500,000			422,500,000
12% Senior Unsecured PIK Notes Due 2018 [Member] | Interest Paid in Cash [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	12.00%		12.00%	12.00%	12.00%
Percentage of interest payments per annum	6.00%		6.00%	6.00%	6.00%
12% Senior Unsecured PIK Notes Due 2018 [Member] | Paid In Kind Interest [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	13.00%		13.00%	13.00%	13.00%
Percentage of interest payments per annum	7.00%		7.00%	7.00%	7.00%
Accrued interest							22,500,000
12% Senior Unsecured PIK Notes Due 2018 [Member] | Additional Notes Option [Member]
Debt Instrument [Line Items]
Aggregate principal amount		100,000,000
12% Senior Unsecured PIK Notes Due 2018 [Member] | Level 2 [Member]
Debt Instrument [Line Items]
Fair value	484,000,000			$ 484,000,000